Condensed Consolidating Financial Statements (Condensed Consolidating Statement Of Income) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Rental revenue									$ 330,886	$ 286,673	$ 248,709
Tenant reimbursements									16,320	17,663	18,401
Other income									3,629	1,009	1,682
Mortgage and other financing income									70,182	79,706	74,272
Intercompany fee income									0	0	0
Interest income on intercompany notes receivable									0	0	0
Total revenue	$ 111,988	$ 108,335	$ 101,258	$ 99,436	$ 104,669	$ 98,738	$ 91,787	$ 89,857	421,017	385,051	343,064
Equity in subsidiaries' earnings									0	0	0
Property operating expense									23,433	24,897	26,016
Intercompany fee expense									0	0	0
Other expense									648	771	658
General and administrative expense									31,021	27,566	25,613
Retirement severance expense									18,578	0	0
Costs associated with loan refinancing or payoff									270	301	6,166
Gain on early extinguishment of debt									0	0	(4,539)
Interest expense, net									79,915	81,270	81,056
Interest expense on intercompany notes payable									0	0	0
Transaction costs									7,518	2,452	1,955
Provision for loan losses									0	3,777	0
Depreciation and amortization									89,617	66,739	53,946
Income before equity in income from joint ventures and other items									170,017	177,278	152,193
Equity in income from joint ventures									969	1,273	1,398
Gain on sale or acquisition, net									23,829	1,209	3,017
Gain on previously held equity interest									0	0	4,853
Gain on sale of investment in a direct financing lease									0	220	0
Income (Loss) from Continuing Operations before Income Taxes, Foreign									194,815	179,980	161,461
Income Tax Expense (Benefit)									(482)	(4,228)	14,176
Income from continuing operations									194,333	175,752	175,637
Income from discontinued operations									199	505	333
Transaction costs									0	3,376	0
Gain on sale of real estate									0	0	4,256
Net income	52,750	50,195	48,766	42,821	52,635	42,705	40,760	43,533	194,532	179,633	180,226
Net income attributable to EPR Properties	$ 46,799	$ 44,244	$ 42,814	$ 36,869	$ 46,684	$ 36,753	$ 34,808	$ 37,581	194,532	179,633	180,226
Preferred dividend requirements									(23,806)	(23,807)	(23,806)
Net income available to common shareholders of EPR Properties									170,726	155,826	156,420
Comprehensive income attributable to EPR Properties									187,588	175,006	176,797
EPR Properties (Issuer) [Member]
Rental revenue									0	0	0
Tenant reimbursements									0	0	0
Other income									0	0	75
Mortgage and other financing income									848	765	994
Intercompany fee income									2,717	3,124	2,629
Interest income on intercompany notes receivable									111	0	17,848
Total revenue									3,676	3,889	21,546
Equity in subsidiaries' earnings									298,657	241,921	212,634
Property operating expense									0	0	(88)
Intercompany fee expense									0	0	0
Other expense									0	0	0
General and administrative expense									0	0	0
Retirement severance expense									18,578
Costs associated with loan refinancing or payoff									243	0	0
Gain on early extinguishment of debt											0
Interest expense, net									78,217	63,056	55,856
Interest expense on intercompany notes payable									0	0	0
Transaction costs									7,182	1,319	1,813
Provision for loan losses										0
Depreciation and amortization									1,629	1,224	1,093
Income before equity in income from joint ventures and other items									196,484	180,211	175,506
Equity in income from joint ventures									0	0	505
Gain on sale or acquisition, net									0	0	(150)
Gain on previously held equity interest											4,853
Gain on sale of investment in a direct financing lease										0
Income (Loss) from Continuing Operations before Income Taxes, Foreign									196,484	180,211	180,714
Income Tax Expense (Benefit)									(1,952)	(578)	(488)
Income from continuing operations									194,532	179,633	180,226
Income from discontinued operations									0	0	0
Transaction costs										0
Gain on sale of real estate											0
Net income attributable to EPR Properties									194,532	179,633	180,226
Preferred dividend requirements									(23,806)	(23,807)	(23,806)
Net income available to common shareholders of EPR Properties									170,726	155,826	156,420
Comprehensive income attributable to EPR Properties									187,588	175,006	176,797
Wholly-Owned Subsidiary Guarantors [Member]
Rental revenue									275,105	228,847	197,229
Tenant reimbursements									5,243	5,103	5,235
Other income									3	1	1,480
Mortgage and other financing income									61,900	71,535	66,886
Intercompany fee income									0	0	0
Interest income on intercompany notes receivable									9,787	0	0
Total revenue									352,038	305,486	270,830
Equity in subsidiaries' earnings									0	0	0
Property operating expense									11,280	11,422	12,600
Intercompany fee expense									0	0	0
Other expense									0	0	658
General and administrative expense									25,315	20,545	20,070
Retirement severance expense									0
Costs associated with loan refinancing or payoff									27	285	1,987
Gain on early extinguishment of debt											4,539
Interest expense, net									(8,115)	9,132	15,772
Interest expense on intercompany notes payable									0	0	0
Transaction costs									0	54	0
Provision for loan losses										0
Depreciation and amortization									74,430	51,271	40,503
Income before equity in income from joint ventures and other items									249,101	212,777	183,779
Equity in income from joint ventures									0	0	0
Gain on sale or acquisition, net									23,653	0	3,167
Gain on previously held equity interest											0
Gain on sale of investment in a direct financing lease										220
Income (Loss) from Continuing Operations before Income Taxes, Foreign									272,754	212,997	186,946
Income Tax Expense (Benefit)									0	0	0
Income from continuing operations									272,754	212,997	186,946
Income from discontinued operations									199	487	638
Transaction costs										3,376
Gain on sale of real estate											0
Net income attributable to EPR Properties									272,953	216,860	187,584
Preferred dividend requirements									0	0	0
Net income available to common shareholders of EPR Properties									272,953	216,860	187,584
Comprehensive income attributable to EPR Properties									272,730	217,000	187,820
Non-Guarantor Subsidiaries [Member]
Rental revenue									55,781	57,826	51,480
Tenant reimbursements									11,077	12,560	13,166
Other income									3,626	1,008	127
Mortgage and other financing income									7,434	7,406	6,392
Intercompany fee income									0	0	0
Interest income on intercompany notes receivable									0	23,509	386
Total revenue									77,918	102,309	71,551
Equity in subsidiaries' earnings									0	0	0
Property operating expense									12,153	13,475	13,504
Intercompany fee expense									2,717	3,124	2,629
Other expense									648	771	0
General and administrative expense									5,706	7,021	5,543
Retirement severance expense									0
Costs associated with loan refinancing or payoff									0	16	4,179
Gain on early extinguishment of debt											0
Interest expense, net									9,813	9,082	9,428
Interest expense on intercompany notes payable									9,898	23,509	18,234
Transaction costs									336	1,079	142
Provision for loan losses										3,777
Depreciation and amortization									13,558	14,244	12,350
Income before equity in income from joint ventures and other items									23,089	26,211	5,542
Equity in income from joint ventures									969	1,273	893
Gain on sale or acquisition, net									176	1,209	0
Gain on previously held equity interest											0
Gain on sale of investment in a direct financing lease										0
Income (Loss) from Continuing Operations before Income Taxes, Foreign									24,234	28,693	6,435
Income Tax Expense (Benefit)									1,470	(3,650)	14,664
Income from continuing operations									25,704	25,043	21,099
Income from discontinued operations									0	18	(305)
Transaction costs										0
Gain on sale of real estate											4,256
Net income attributable to EPR Properties									25,704	25,061	25,050
Preferred dividend requirements									0	0	0
Net income available to common shareholders of EPR Properties									25,704	25,061	25,050
Comprehensive income attributable to EPR Properties									19,559	20,919	22,008
Consolidation, Eliminations [Member]
Rental revenue									0	0	0
Tenant reimbursements									0	0	0
Other income									0	0	0
Mortgage and other financing income									0	0	0
Intercompany fee income									(2,717)	(3,124)	(2,629)
Interest income on intercompany notes receivable									(9,898)	(23,509)	(18,234)
Total revenue									(12,615)	(26,633)	(20,863)
Equity in subsidiaries' earnings									(298,657)	(241,921)	(212,634)
Property operating expense									0	0	0
Intercompany fee expense									(2,717)	(3,124)	(2,629)
Other expense									0	0	0
General and administrative expense									0	0	0
Retirement severance expense									0
Costs associated with loan refinancing or payoff									0	0	0
Gain on early extinguishment of debt											0
Interest expense, net									0	0	0
Interest expense on intercompany notes payable									(9,898)	(23,509)	(18,234)
Transaction costs									0	0	0
Provision for loan losses										0
Depreciation and amortization									0	0	0
Income before equity in income from joint ventures and other items									(298,657)	(241,921)	(212,634)
Equity in income from joint ventures									0	0	0
Gain on sale or acquisition, net									0	0	0
Gain on previously held equity interest											0
Gain on sale of investment in a direct financing lease										0
Income (Loss) from Continuing Operations before Income Taxes, Foreign									(298,657)	(241,921)	(212,634)
Income Tax Expense (Benefit)									0	0	0
Income from continuing operations									(298,657)	(241,921)	(212,634)
Income from discontinued operations									0	0	0
Transaction costs										0
Gain on sale of real estate											0
Net income attributable to EPR Properties									(298,657)	(241,921)	(212,634)
Preferred dividend requirements									0	0	0
Net income available to common shareholders of EPR Properties									(298,657)	(241,921)	(212,634)
Comprehensive income attributable to EPR Properties									$ (292,289)	$ (237,919)	$ (209,828)